INTERIM CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
INTERIM CONSOLIDATED STATEMENTS OF LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	€ 7,675,000	€ 1,340,000	€ 14,047,000	€ 2,404,000
Cost of goods sold	(3,091,000)	(490,000)	(5,826,000)	(896,000)
Gross profit	4,584,000	850,000	8,221,000	1,508,000
Research and Development Expense	(9,543,000)	(10,059,000)	(18,347,000)	(19,048,000)
Selling, General and Administrative Expense	(15,618,000)	(10,672,000)	(30,992,000)	(23,063,000)
Other income/(expense)	(11,000)	31,000	29,000	115,000
Operating loss for the period	(20,588,000)	(19,850,000)	(41,089,000)	(40,488,000)
Financial income	1,179,000	2,858,000	2,468,000	5,480,000
Financial expense	(13,078,000)	(3,337,000)	(9,421,000)	(7,579,000)
Loss for the period before taxes	(32,487,000)	(20,329,000)	(48,042,000)	(42,587,000)
Income taxes	(477,000)	(278,000)	(868,000)	(404,000)
Loss for the period	(32,964,000)	(20,607,000)	(48,910,000)	(42,991,000)
Loss attributable to equity holders	(32,964,000)	(20,607,000)	(48,910,000)	(42,991,000)
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	310,000	232,000	1,000	230,000
Total comprehensive loss for the year, net of tax	(32,654,000)	(20,375,000)	(48,909,000)	(42,761,000)
Loss attributable to equity holders	€ (32,654,000)	€ (20,375,000)	€ (48,909,000)	€ (42,761,000)
Basic Loss Per Share (in EUR)	€ (0.578)	€ (0.551)	€ (0.976)	€ (1.149)
Diluted Loss Per Share (in EUR)	€ (0.578)	€ (0.551)	€ (0.976)	€ (1.149)